Merchandise Inventories, Net	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
MERCHANDISE INVENTORIES, NET

NOTE 4 – MERCHANDISE INVENTORIES, NET

Merchandise inventories, net, consisted of the following:

	March 31, 2022	March 31, 2021
Beauty products	$27,359,354	$24,687,452
Health products	1,052,880	1,419,970
Other products	1,827,896	1,015,082
Subtotal	30,240,130	27,122,504
Less: inventory allowances	-	-
Merchandise inventories, net	$30,240,130	$27,122,504